PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member] USD ($)	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Medical Equipment [Member] USD ($)	Dec. 31, 2012 Medical Equipment [Member] CNY	Dec. 31, 2011 Medical Equipment [Member] CNY	Dec. 31, 2012 Electronic and Office Equipment [Member] USD ($)	Dec. 31, 2012 Electronic and Office Equipment [Member] CNY	Dec. 31, 2011 Electronic and Office Equipment [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] USD ($)	Dec. 31, 2012 Motor Vehicles [Member] CNY	Dec. 31, 2011 Motor Vehicles [Member] CNY	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member] USD ($)	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member] CNY	Dec. 31, 2011 Leasehold Improvement and Building Improvement [Member] CNY	Dec. 31, 2012 Construction in Progress [Member] USD ($)	Dec. 31, 2012 Construction in Progress [Member] CNY	Dec. 31, 2011 Construction in Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 290,153	1,807,683	1,281,016		$ 60,490	376,858	170,002	$ 182,810	1,138,927	952,579	$ 5,572	34,717	5,200	$ 616	3,838	941	$ 905	5,635	5,400	$ 39,760	247,708	146,894
Less: accumulated depreciation	(45,197)	(281,584)	(209,134)
Property, plant and equipment before impairment	244,956	1,526,099	1,071,882
Less: impairment	(510)	(3,179)	(3,179)
Property, plant and equipment after impairment	244,446	1,522,920	1,068,703
Depreciation of property, plant and equipment	19,248	119,919	94,837	82,889
Property and equipment pledged as collateral	32,956	205,321	171,333
Secured bank borrowings	21,949	136,743	32,933
Equipment under operating lease, cost	152,434	949,678	948,078
Equipment under operating lease, accumulated depreciation	$ 37,486	233,539	187,776